Dividend income - Schedule of dividend income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Dividend income recognized [Line Items]
Total	₩ 484,465	$ 335,374	₩ 310,320	₩ 240,293
Financial assets at fair value through profit or loss, category [member]
Dividend income recognized [Line Items]
Dividend income related to financial assets at FVTPL	455,021		291,122	222,357
Financial assets at fair value through other comprehensive income, category [member]
Dividend income recognized [Line Items]
Dividend income related to financial assets at FVTOCI	₩ 29,444		₩ 19,198	₩ 17,936